COMMON STOCK AND DIVIDENDS, Restrictions on Distribution of Retained Earnings (Details)	12 Months Ended
Dec. 31, 2022
Restrictions on distribution of retained earnings [Abstract]
Percentage of legal reserve of net income	5.00%
Percentage of aggregate reserve	20.00%